As filed with the Securities and Exchange Commission on May 22, 2006
Registration No. 333-35883
811-08361

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No. _	☐

Post-Effective Amendment No. 16	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 17	☑

GOLDMAN SACHS VARIABLE INSURANCE TRUST
(Exact Name of Registrant as Specified in Charter)
71 South Wacker Street, Suite 500
Chicago, Illinois 60606
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including area code: (312) 655-4400
Peter Bonanno, Esq.
Goldman, Sachs & Co.
One New York Plaza, 37th Floor
New York, New York 10004
(Name and Address of Agent for Service)
copies to:
Jeffrey A. Dalke, Esq.
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, Pennsylvania 19103
It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)

☑	on June 21, 2006 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:

☑	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Goldman Sachs Variable Insurance Trust
EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment
     Post-Effective Amendment No. 14 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on March 9, 2006 and pursuant to Rule 485(a)(2) would be effective on May 23, 2006.
     This Post-Effective amendment No. 16 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 21, 2006 as the new date upon which the Amendment shall become effective.
     This Post-Effective Amendment No. 16 incorporates by reference the information contained in Parts A and B of the Amendment Part C is filed herewith.

PART C — OTHER INFORMATION
Item 23. Exhibits

(a)	(1)	Agreement and Declaration of Trust dated September 16, 1997 is incorporated herein by reference to exhibit (1) of the Registration Statement on Form N-1A (No. 333-35883 and 811-08361) filed with the Securities and Exchange Commission (“Commission”) on September 18, 1997 (Accession No. 0000950130-97-004157) (the Initial Registration Statement”).

	(2)	Amendment No. 1 dated October 21, 1997 to Agreement and Declaration of Trust is incorporated herein by reference to exhibit (a)(2) of Pre-Effective Amendment No. 1 of the Registration Statement on Form N-1A (No. 333-35883 and 811-08361) filed with the Commission on December 23, 1997 (Accession No. 0000950130-97-005710) (“Pre-Effective Amendment No. 1”).

	(3)	Amendment No. 2 dated January 22, 1999 to Agreement and Declaration of Trust is incorporated herein by reference to exhibit (a)(3) of Post-Effective Amendment No. 2 of the Registration Statement on Form N-1A (No. 333-35883 and 811-08361) filed with the Commission on February 26, 1999 (Accession No.0000950130-99-001075) (“Post-Effective Amendment No. 2”).

	(4)	Amendment No. 3 dated April 28, 1999 to Agreement and Declaration of Trust is incorporated herein by reference to exhibit (a)(4) of Post-Effective Amendment No. 3 of the Registration Statement on Form N-1A (No. 333-35883 and 811-08361) filed with the Commission on January 31, 2000 (Accession No. 0000950130-00-000305)(“Post-Effective Amendment No. 3”).

	(5)	Amendment No. 4 dated February 3, 2000 to Agreement and Declaration of Trust is incorporated herein by reference to exhibit (a)(5) of Post-Effective Amendment No. 4 of the Registration Statement on Form N-1A (No. 333-35883 and 811-08361) filed with the Commission on April 13, 2000 (Accession No. 0000950130-00-002070) (“Post-Effective Amendment No. 4”).

	(6)	Amendment No. 5 dated August 1, 2000 to Agreement and Declaration of Trust is incorporated herein by reference to exhibit (a)(6) of Post-Effective Amendment No. 5 of the Registration Statement on Form N-1A (No. 333-35883 and 811-08361) filed with the Commission on April 13, 2001 (Accession No. 0000950109-01-500531) (“Post-Effective Amendment No. 5”).

	(7)	Amendment No. 6 dated April 25, 2001 to Agreement and Declaration of Trust is incorporated herein by reference to exhibit (a)(7) of Post-Effective Amendment No. 6 of the Registration Statement on Form N-1A (No. 333-35883 and 811-08361) filed with the Commission on April 29, 2002 (Accession No. 0000950123-02-004328) (“Post-Effective Amendment No. 6”).

	(8)	Amendment No. 7 dated August 1, 2002 to the Agreement and Declaration of Trust is incorporated herein by reference to exhibit (a)(8) of Post-Effective Amendment No. 7 of the Registration Statement on Form N-1A (No. 333-35883 and 811-08361) filed with the Commission on April 15, 2003 (Accession No. 0000950123-03-004261) (“Post-Effective Amendment No. 7”).

	(9)	Amendment No. 8 dated August 4, 2005 to the Agreement and Declaration of Trust is incorporated herein by reference to exhibit (a)(9) of the Registration Statement on Form N-1A (No. 333-35883 and 811-08361) filed with the Commission on April 28, 2006 (Accession No. 0000950123-06-005416) (“Post-Effective Amendment No. 15”).

	(10)	Amendment No. 9 dated August 4, 2005 to the Agreement and Declaration of Trust is incorporated herein by reference to exhibit (a)(10) of Post-Effective Amendment No. 15.

	(11)	Amendment No. 10 dated February 9, 2006 to the Agreement and Declaration of Trust is filed herewith.

	(12)	Amendment No. 11 dated March 16, 2006 to the Agreement and Declaration of Trust is filed herewith.

(b)	(1)	By-Laws of Registrant dated September 16, 1997 are incorporated herein by reference to exhibit (2) of the Initial Registration Statement.

	(2)	Amendment No. 1 dated August 1, 2002 to the By-Laws is incorporated herein by reference to exhibit (b)(2) of Post-Effective Amendment No. 7.

	(3)	Amended and Restated By-Laws dated October 30, 2002 are incorporated herein by reference to exhibit (b)(3) of Post-Effective Amendment No. 7.

	(4)	Amendment No. 1 to Amended and Restated By-Laws, dated November 4, 2004 is incorporated herein by reference to exhibit (b)(4) of Post-Effective Amendment No. 9 of the Registration Statement on Form N-1A (No. 333-35883 and 811-08361) filed with the Commission on February 23, 2005 (Accession No. 0000950123-05-002150) (“Post-Effective Amendment No. 9”).

(c)		Article II, Section 10, Article IV, Section 4, Article V, Article VI, Article VII, Article IX, Section 8, Section 9, and Section 12 of the Registrant’s Agreement and Declaration of Trust incorporated herein by reference as Exhibit (a)(1) and Article III of the Registrant’s Amended and Restated By-Laws incorporated herein by reference as Exhibit (b)(3).

(d)	(1)	Management Agreement among Registrant, Goldman Sachs Asset Management and Goldman Sachs Asset Management International on behalf of the Growth and Income, CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, Mid Cap Equity, Capital Growth, International Equity, Global Income and High Yield Funds is incorporated herein by reference to exhibit (5) of Pre-Effective Amendment No. 1.

	(2)	Amended Annex A to Management Agreement among Registrant, Goldman Sachs Asset Management and Goldman Sachs Asset Management International on behalf of the Growth and Income, CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, Mid Cap Equity, Capital Growth, International Equity, Global Income, High Yield, CORE Large Cap Value, CORE International Equity, Short Duration Government and Internet Tollkeeper Funds is incorporated herein by reference to exhibit (d)(2) of Post-Effective Amendment No. 5.

	(3)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. is incorporated herein by reference to exhibit (d)(3) of Post-Effective Amendment No. 8 of the Registration Statement on Form N-1A (No. 333-35883 and 811-08361) filed with the Commission on April 15, 2004 (Accession No. 0000950123-04-004626) (“Post-Effective Amendment No. 8”).

	(4)	Fee Reduction Commitment dated April 29, 2005 by Goldman Sachs Asset Management, L.P. and Registrant relating to the CORE U.S. Equity Fund is incorporated herein by reference to exhibit (d)(4) of the Post Effective Amendment No. 12 of the Registration Statement on Form N-1A (No. 333-35883 and 811-08361) filed with the Commission on August 22, 2005 (Accession No. 0000950123-05-010196).

	(5)	Sub-Advisory Agreement dated January 6, 2006 between Goldman Sachs Asset Management, L.P. and SSgA Funds Management,

Inc., on behalf of the Equity Index Fund is incorporated herein by reference to exhibit (d)(5) of Post-Effective No. 15.

(e)		Amended and Restated Distribution Agreement between Registrant and Goldman, Sachs & Co. dated February 3, 2000 is incorporated herein by reference to exhibit (e) of Post-Effective Amendment No. 5.

(f)		Not Applicable.

(g)	(1)	Custodian Agreement between Registrant and State Street Bank and Trust Company dated December 31, 1997 is incorporated herein by reference to exhibit (8) of Post-Effective Amendment No. 1 of the Registration Statement on Form N-1A (No. 333-35883 and 811-08361) filed with the Commission on November 18, 1998 (Accession No. 0000950130-98-005579) (“Post-Effective Amendment No. 1”).

	(2)	Letter Agreement relating to Custodian Agreement between Registrant and State Street Bank and Trust Company, dated January 21, 2000 (Internet Tollkeeper Fund) is incorporated herein by reference to exhibit (g)(4) of Post-Effective Amendment No. 5.

	(3)	Amendment dated July 2, 2001 to the Custodian Contract dated December 31, 1997 between Registrant and State Street Bank and Trust Company is incorporated herein by reference to exhibit (g)(3) of Post-Effective Amendment No. 6.

	(4)	Amendment dated August 1, 2001 to the Custodian Contract dated December 31, 1997 between Registrant and State Street Bank and Trust Company is incorporated herein by reference to exhibit (g)(4) of Post-Effective Amendment No. 7.

(h)	(1)	Transfer Agency Agreement between Registrant and Goldman, Sachs & Co. dated October 21, 1997 is incorporated herein by reference to exhibit (9)(a) of Pre-Effective Amendment No. 1.

	(2)	Letter Agreement relating to Transfer Agency Agreement between Registrant and Goldman, Sachs & Co. (Internet Tollkeeper Fund) is incorporated herein by reference to exhibit (h)(4) of Post-Effective Amendment No. 5.

	(3)	Form of Participation Agreement is incorporated herein by reference to Exhibit (9)(b) of Pre-Effective Amendment No. 1.

	(4)	Amendment dated August 1, 2002 to the Transfer Agency Agreement dated October 21, 1997 between Registrant and

Goldman, Sachs & Co. is incorporated herein by reference to exhibit (h)(4) of Post-Effective Amendment No. 7.

(i)	(1)	Opinion and consent of counsel relating to the Goldman Sachs Growth and Income, Goldman Sachs CORE U.S. Equity, Goldman Sachs CORE Large Cap Growth, Goldman Sachs CORE Small Cap Equity, Goldman Sachs Capital Growth, Goldman Sachs Mid Cap Equity, Goldman Sachs International Equity, Goldman Sachs Global Income and Goldman Sachs High Yield Funds is incorporated herein by reference to exhibit (10)(a) of Pre-Effective Amendment No. 1.

	(2)	Opinion and consent of counsel relating to the Goldman Sachs CORE Large Cap Value Fund, Goldman Sachs CORE International Equity Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Conservative Strategy Portfolio, Goldman Sachs Balanced Strategy Portfolio, Goldman Sachs Growth and Income Strategy Portfolio, Goldman Sachs Growth Strategy Portfolio and Goldman Sachs Aggressive Growth Strategy Portfolio is incorporated herein by reference to exhibit (i)(2) of Post-Effective Amendment No. 2.

	(3)	Opinion and consent of counsel relating to the Goldman Sachs Internet Tollkeeper Fund is incorporated herein by reference to exhibit (i)(3) of Post-Effective Amendment No. 5.

	(4)	Opinion and Consent of counsel relating to the Service Shares of the Goldman Sachs Variable Insurance Trust is incorporated herein by reference to exhibit (i)(4) of Post-Effective Amendment No. 15.

(j)		None.

(k)		Not Applicable.

(l)		Purchase Agreement between Registrant and The Goldman Sachs Group, L.P. dated December 12, 1997 is incorporated herein by reference to exhibit (13) of Pre-Effective Amendment No 1.

(m)		Service Class Distribution and Service Plan dated August 4, 2005 is incorporated herein by reference to exhibit (m) of Post-Effective Amendment No. 15.

(n)		Plan in Accordance with Rule 18f-3 dated August 4, 2005 is incorporated herein by reference to exhibit (n) of Post-Effective Amendment No. 15.

(o)		Not Applicable.

(p)	(1)	Code of Ethics — Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust, dated April 23, 1997, as amended November 4, 2004 is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 9.

	(2)	Code of Ethics – Goldman, Sachs & Co., Goldman Sachs Asset Management L.P. and Goldman Sachs Asset Management International, effective January 23, 1991, as revised November 4, 2004 is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 9.

(q)	(1)	Power of Attorney of Mr. Perlowski is incorporated herein by reference to Post-Effective Amendment No. 1.

	(2)	Powers of Attorney of Messrs. Bakhru, Coblentz, Harker, Shuch and Strubel, and Mmes. McPherson, Smelcer and Uniacke are incorporated herein by reference to Post-Effective Amendment No. 14.
Item 24. Persons Controlled By or Under Common Control with Registrant
     Not applicable.

Item 25. Indemnification
     Article IV of the Agreement and Declaration of Trust of Goldman Sachs Variable Insurance Trust, a Delaware business trust (incorporated herein by reference as Exhibit 23(a)(1) hereto), provides for indemnification of the Trustees and officers of the Trust, subject to certain limitations.
     The Management Agreement provides that the applicable Investment Adviser will not be liable for any error of judgement or mistake of law or for any loss suffered by a Fund, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser or from reckless disregard by the Investment Adviser of its obligations and duties under the Management Agreement. The Management Agreement is incorporated herein by reference to Exhibit 23(d)(1).
     Section 9 of the Amended and Restated Distribution Agreement between the Registrant and Goldman, Sachs & Co. (incorporated herein by reference as Exhibit 23(e)) and Section 7 of the Transfer Agency Agreement between the Registrant and Goldman, Sachs & Co. (incorporated herein by reference as Exhibit 23(h)(1)) provide that the Registrant will indemnify Goldman, Sachs & Co. against certain liabilities.
     Mutual fund and Trustees and officers liability policies purchased jointly by the Registrant, Goldman Sachs Trust, Trust for Credit Unions and The Commerce Funds insure such persons and their respective trustees, partners, officers and employees, subject to the policies’ coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 26. Business and Other Connections of Investment Adviser.
Goldman Sachs Asset Management, L.P. (“GSAM LP”) and Goldman Sachs Asset Management International (“GSAMI”) are wholly-owned subsidiaries of the Goldman Sachs Group, Inc. and serve as investment advisers to the Registrant. Set forth below are the names, businesses and business addresses of certain managing directors of GSAM LP and GSAMI who are engaged in any other business, profession, vocation or employment of a substantial nature.

Name and Position with	Name and Address of	Connection with
the Investment Advisers	Other Company	Other Company
Henry M. Paulson, Jr. Managing Director- GSAM LP	The Goldman Sachs Group, Inc. 85 Broad Street New York, New York 10004	Chairman, Chief Executive Officer and Director

	Goldman, Sachs & Co. 85 Broad Street New York, New York 10004	Managing Director

Robert J. Hurst Managing Director- GSAM LP	The Goldman Sachs Group, Inc. 85 Broad Street New York, New York 10004	Vice Chairman and Director

	Goldman, Sachs & Co. 85 Broad Street New York, New York 10004	Managing Director

Lloyd C. Blankfein Managing Director- GSAM LP	The Goldman Sachs Group, Inc. 85 Broad Street New York, New York 10004	President, Chief Operating Officer and Director

	Goldman, Sachs & Co. 85 Broad Street New York, New York 10004	Managing Director

Item 27. Principal Underwriters.
(a) Goldman, Sachs & Co. or an affiliate or a division thereof currently serves as distributor of the units of Trust for Credit Unions, for shares of Goldman Sachs Trust and for shares of Goldman Sachs Variable Insurance Trust. Goldman, Sachs & Co., or a division thereof currently serves as administrator and distributor of the units or shares of The Commerce Funds.
(b) Set forth below is certain information pertaining to the Managing Directors of Goldman, Sachs & Co., the Registrant’s principal underwriter, who are members of The Goldman Sachs Group, Inc.’s Management Committee. None of the members of the management committee holds a position or office with the Registrant.
GOLDMAN SACHS MANAGEMENT COMMITTEE

Name and Principal
Business Address	Position with Goldman, Sachs & Co.
Lloyd C. Blankfein (1)	Managing Director
Alan M. Cohen (5)	Managing Director
Gary D. Cohn (1)	Managing Director
Christopher A. Cole (1)	Managing Director
Mario Draghi (3)	Managing Director
J. Michael Evans (5)	Managing Director
Edward C. Forst (1)	Managing Director
Richard A. Friedman (1)	Managing Director
Richard J. Gnodde (8)	Managing Director
Suzanne M. Nora Johnson (5)	Managing Director
Robert S. Kaplan (1)	Managing Director
Scott B. Kapnick (3)	Managing Director
Kevin W. Kennedy (1)	Managing Director
Peter S. Kraus (5)	Managing Director
Masanori Mochida (6)	Managing Director
Thomas K. Montag (5)	Managing Director
Gregory K. Palm (1)	General Counsel and Managing Director
Henry M. Paulson, Jr. (1)	Chairman and Chief Executive Officer
John F.W. Rogers (1)	Managing Director
Eric S. Schwartz (5)	Managing Director
Michael S. Sherwood (7)	Managing Director
David M. Solomon (5)	Managing Director
Esta Stecher (5)	General Counsel and Managing Director
David A. Viniar (4)	Managing Director
John S. Weinberg (1)	Managing Director
Peter A. Weinberg (3)	Managing Director
Jon Winkelried (3)	Managing Director

(1)	85 Broad Street, New York, NY 10004

(2)	32 Old Slip, New York, NY 10005

(3)	Peterborough Court, 133 Fleet Street, London EC4A 2BB, England

(4)	10 Hanover Square, New York, NY 10005

(5)	One New York Plaza, New York, NY 10004

(6)	12-32, Akasaka I-chome, Minato-Ku, Tokyo 107-6006, Japan

(7)	River Court, 120 Fleet Street, London EC4A 2QQ, England

(8)	Cheung Kong Center, 68th Floor, 2 Queens Road Central, Hong Kong, China
(c) Not Applicable.
Item 28. Location of Accounts and Records
     The Declaration of Trust, By-laws and minute books of the Registrant and certain investment adviser records are in the physical possession of GSAM LP, 32 Old Slip, New York, New York 10005. All other accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02105 except for certain transfer agency records which are maintained by Goldman, Sachs & Co., 71 South Wacker Drive, Suite 500, Chicago, Illinois 60606.
Item 29. Management Services
     Not Applicable.
Item 30. Undertakings
     Not Applicable.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 16 under Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 16 to is Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on the 22nd of May, 2006.

GOLDMAN SACHS VARIABLE INSURANCE TRUST Registrant

By:	/s/ Peter Bonanno
Peter Bonanno

Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 16 to Registrant’s Registration Statement has been signed by the following persons in the capacities and on the date indicated:

Name	Title	Date
(1) Kaysie P. Uniacke Kaysie P. Uniacke	President (Chief Executive Officer) and Trustee	May 22, 2006
(1) John M. Perlowski John M. Perlowski	Treasurer (Principal Accounting Officer and Principal Financial Officer)	May 22, 2006
(1) Mary Patterson McPherson Mary Patterson McPherson	Trustee	May 22, 2006
(1) Ashok N. Bakhru Ashok N. Bakhru	Chairman and Trustee	May 22, 2006
(1) Alan A. Shuch Alan A. Shuch	Trustee	May 22, 2006
(1) Wilma J. Smelcer Wilma J. Smelcer	Trustee	May 22, 2006
(1) Richard P. Strubel Richard P. Strubel	Trustee	May 22, 2006
(1) Patrick T. Harker Patrick T. Harker	Trustee	May 22, 2006
(1) John P. Coblentz, Jr. John P. Coblentz, Jr.	Trustee	May 22, 2006

By:	/s/ Peter Bonanno

Peter Bonanno,
Attorney-In-Fact

(1)	Pursuant to a power of attorney previously filed.

CERTIFICATE
     The undersigned Secretary for Goldman Sachs Variable Insurance Trust (the “Trust”) hereby certifies that the Board of Trustees of the Trust duly adopted the following resolution at a meeting of the Board held on June 16, 2005.
     RESOLVED, that the Trustees and Officers of the Trusts who may be required to execute any amendments to the Trust’s Registration Statement be, and each hereby is, authorized to execute a power of attorney appointing Peter Bonanno, James A. Fitzpatrick, Christopher Keller, James McNamara, John W. Perlowski, and Howard B. Surloff jointly and severally, their attorneys-in-fact, each with power of substitution, for said Trustees and Officers in any and all capacities to sign the Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940 of the Trusts and any and all amendments to such Registration Statement, and to file the same, with exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, the Trustees and Officers hereby ratifying and confirming all that each of said attorneys-in-fact, or his or her substitute or substitutes, may do or caused to be done by virtue hereof.
Dated: May 22, 2006

/s/ Peter Bonanno
Peter Bonanno,

Secretary

EXHIBIT INDEX

(a)(11)	Amendment No. 10 dated February 9, 2006 to the Agreement and Declaration of Trust.

(a)(12)	Amendment No. 11 dated March 16, 2006 to the Agreement and Declaration of Trust.